Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 86,390,238.00
Previously Paid Amount	0.00
Total Fee Amount	11,930.49
Total Offset Amount	0.00
Net Fee	$ 11,930.49